20. Financial risk management objectives and policies (Details 1) $ in Thousands	12 Months Ended
Dec. 31, 2017 ARS ($)
10% Change in USD rate
DisclosureOfFinancialRiskManagementObjectivesAndPoliciesLineItems [Line Items]
Effect on income before income tax (loss)	$ (93,729)